As filed with the Securities and Exchange Commission on November 25, 2013

Securities Act Registration No. 333

Investment Company Registration No. 811-22856

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.   ☐

Post-Effective Amendment No.  ☐

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 4

Goldman Sachs MLP Income Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

200 West Street

New York, New York 10282

(Address of Principal Executive Offices)

(212) 902-1000

Registrant’s Telephone Number, including Area Code

CAROLINE KRAUS, ESQ.

Goldman, Sachs & Co.

200 West Street

New York, New York 10282

(Name and Address of Agent for Service)

Copies to:

STEPHEN H. BIER, ESQ. ALLISON M. FUMAI, ESQ. Dechert LLP 1095 Avenue of the Americas New York, NY 10036-6797	LEONARD B. MACKEY, JR., ESQ. CLIFFORD R. CONE, ESQ. Clifford Chance US LLP 31 West 52nd Street New York, NY 10019

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box ☐.

It is proposed that this filing will become effective (check appropriate box)

☐ when declared effective pursuant to section 8(c)

☐This post-effective amendment designates a new effective date for a previously filed registration statement.

☑ This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-189529.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered[2]	Proposed Maximum Offering Price Per Unit[1]	Proposed Maximum Aggregate Offering Price[1]	Amount of Registration Fee[2]
Common Shares, par value $0.001	7,180 shares	$20.00	$143,600	$18.50

[1]	Estimated solely for purposes of calculating the registration fee.
[2]	Includes shares that may be offered to the Underwriters pursuant to an option to cover over-allotments.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

This Registration Statement is being filed to register additional Common Shares of the Registrant pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 relating to the same offering and all amendments thereto (File No. 333-189529), including the prospectus and statement of additional information included therein and the exhibits thereto (other than consents filed herewith), declared effective on November 25, 2013, are incorporated herein by reference.

PART C: OTHER INFORMATION

Item 25. Financial Statements and Exhibits

(1)	Financial Statements:

Part A: Not applicable, as Registrant has not yet commenced operations.

Part B: Statement of Assets and Liabilities. Financial statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the Investment Company Act of 1940 are included in Part B of this Registration Statement.

(2)	Exhibits:

	(a)	(1) Certificate of Trust dated June 18, 2013.**

(2) Declaration of Trust dated October 17, 2013.***

	(b)	By-laws dated October 17, 2013.***

	(c)	Not applicable.

	(d)	Not applicable.

	(e)	Form of Dividend Reinvestment Plan.***

	(f)	Not applicable.

	(g)	Form of Investment Management Agreement between Registrant and Goldman Sachs Asset Management, L.P.***

	(h)	(i) Form of Underwriting Agreement.***

(ii) Form of Master Agreement Among Underwriters.***

(iii) Form of Master Selected Dealers Agreement.***

(iv) Form of Structuring Fee Agreement between Goldman Sachs Asset Management, L.P. and Morgan Stanley & Co. LLC***

(v) Form of Structuring Fee Agreement between Goldman Sachs Asset Management, L.P. and Citigroup Global Markets Inc.***

(vi) Form of Structuring Fee Agreement between Goldman Sachs Asset Management, L.P. and Merrill Lynch, Pierce, Fenner & Smith Incorporated.***

(vii) Form of Morgan Stanley & Co. LLC Syndication Fee Agreement.***

(viii) Form of Structuring Fee Agreement.****

	(i)	Not applicable.

	(j)	Custodian Contract.***

	(k)	(1) Form of Transfer Agency and Service Agreement.***

(2) Enhanced Accounting Services Agreement.****

	(l)	Opinion and Consent of Dechert LLP.*

	(m)	Not applicable.

	(n)	Consent of Independent Registered Public Accounting Firm.*

	(o)	Not applicable.

	(p)	Form of Subscription Agreement.***

	(q)	Not applicable.

	(r)	(1) Code of Ethics of the Registrant.***

(2) Code of Ethics of Goldman Sachs Asset Management, L.P.***

	(s)	Powers of Attorney.***

*	Filed herewith.
**	Previously filed on June 21, 2013 with Registrant’s Registration Statement on Form N-2 (File Nos. 333-189529 and 811-22856) and incorporated by reference herein.
***	Previously filed on October 25, 2013 with Registrant’s Registration Statement on Form N-2 (File Nos. 333-189529 and 811-22856) and incorporated by reference herein.
****	Previously filed on November 25, 2013 with Registrant’s Registration Statement on Form N-2 (File Nos. 333-189529 and 811-22856) and incorporated by reference herein.

Item 26. Marketing Arrangements

See the Form of Underwriting Agreement, the Form of Master Agreement Among Underwriters and the Form of Master Selected Dealers Agreement, as Exhibit (h)(i), Exhibit (h)(ii) and Exhibit (h)(iii) filed on October 25, 2013 with Registrant’s Registration Statement on Form N-2 (File Nos. 333-189529 and 811-22856) and incorporated by reference herein.

Item 27. Other Expenses of Issuance or Distribution

All figures are estimates:

Registration fees	$122,360
Exchange listing fees	$40,000
FINRA fees	$143,000
Printing fees	$449,000
Accounting fees and expenses	$15,000
Legal fees and expenses	$350,000
Underwriter expense reimbursement	$2,585,000
Miscellaneous	$11,000
Total Fees	$3,715,360

Item 28. Persons Controlled by or Under Common Control with the Registrant

No person is directly or indirectly under common control with the Registrant, except that the Registrant may be deemed to be controlled by The Goldman Sachs Group, Inc., the parent of the investment adviser to the Registrant, because immediately prior to this offering, The Goldman Sachs Group, Inc. will own 100% of the Registrant’s outstanding common shares. Following the completion of this offering, The Goldman Sachs Group, Inc.’s share ownership is expected to represent less than 1% of the Registrant’s outstanding common shares.

Item 29. Number of Holder of Securities

As of November 15, 2013:

Title of Class	Number of Record Holders
Common Shares, par value $0.001	1

Item 30. Indemnification

Reference is made to Article VII of the Registrant’s Declaration of Trust, filed as Exhibit (a)(2) on October 25, 2013 with Registrant’s Registration Statement on Form N-2 (File Nos. 333-189529 and 811-22856) and incorporated by reference herein.

Section 8 of the Form of Underwriting Agreement, filed as Exhibit h(i) on October 25, 2013 with Registrant’s Registration Statement on Form N-2 (File Nos. 333-189529 and 811-22856) and incorporated by reference herein, provides for each of the parties thereto, including the Registrant and the Underwriters, to indemnify the others, their directors, certain of their officers, directors and persons who control them against certain liabilities in connection with the offering described therein, including liabilities under the federal securities laws.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

Goldman Sachs Asset Management, L.P. (“GSAM”) is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. and serves as the investment adviser to the Registrant. GSAM is engaged in the investment advisory business. GSAM is part of The Goldman Sachs Group, Inc., a public company that is a bank holding company, financial holding company and a world-wide, full-service financial services organization. The Goldman Sachs Group, Inc. is the general partner and principal owner of GSAM. Information about the officers and partners of GSAM is included in their Form ADV filed with the Commission (registration number 801-37591) and is incorporated herein by reference.

Item 32. Location of Accounts and Records

The Declaration of Trust, By-laws and minute books of the Registrant and certain investment adviser records will be in the physical possession of GSAM, 200 West Street, New York, New York 10282. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder will be in the physical possession of State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, except for certain transfer agency records which are maintained by Computershare Trust Company, N.A., P.O. Box 43006, Providence, RI 02940-3006.

Item 33. Management Services

Not applicable.

Item 34. Undertakings

1.	Registrant undertakes to suspend the offering of its Shares until it amends the prospectus filed herewith if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.	Not applicable.

3.	Not applicable.

4.	Not applicable.

5.	The Registrant undertakes that:

a.	For purposes of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the 1933 Act shall be deemed to be part of this registration statement as of the time it was declared effective; and

b.	For the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6.	The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 25th day of November, 2013.

GOLDMAN SACHS MLP INCOME OPPORTUNITIES FUND (A Delaware statutory trust)

By:	/s/ Caroline Kraus
Caroline Kraus
Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Name	Title	Date

[1]James A. McNamara	President (Chief Executive	November 25, 2013
James A. McNamara	Officer) and Trustee

[1]Scott McHugh	Principal Financial Officer	November 25, 2013
Scott McHugh	and Treasurer

[1]Ashok N. Bakhru	Chairman and Trustee	November 25, 2013
Ashok N. Bakhru

[1]John P. Coblentz, Jr.	Trustee	November 25, 2013
John P. Coblentz, Jr.

[1]Richard P. Strubel	Trustee	November 25, 2013
Richard P. Strubel

By:	/s/ Caroline Kraus
Caroline Kraus
Attorney-In-Fact

[1]	Pursuant to powers of attorney filed herewith.

EXHIBIT LIST

(l)	Opinion and Consent of Dechert LLP

(n)	Consent of Independent Registered Public Accounting Firm